Subsequent Events	2 Months Ended	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2020
SUBSEQUENT EVENTS
Subsequent Events

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date and through January 29, 2020, the date that the financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On January 27, 2020, the Company changed its name to Churchill Capital Corp III.

On January 28, 2020, the Company amended its Certificate of Incorporation such that the Company is authorized to 1) issue 250,000,000 shares of Class A common stock with a par value of $0.0001 per share and 2) issue 50,000,000 shares of Class B common stock with a par value of  $0.0001 per share.

On February 12, 2020, the Company effected a stock dividend of one-third of a share of Class B common stock for each share outstanding and on February 13, 2020, the Company effected a stock dividend of approximately 0.1957 shares of Class B common stock for each share outstanding, resulting in 27,500,000 Founder Shares being issued and outstanding. All share and per-share amounts have been retroactively restated to reflect the stock dividend.

On February 12, 2020, the Company amended the Promissory Note with the Sponsor, pursuant to which the amount of borrowings available under the Promissory Note was increased to $600,000.

In 2020, the Company borrowed an aggregate of $209,000 under the Promissory Note, bringing the total outstanding balance under the Promissory Note to $334,600.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

Litigation Relating to the Merger.

As of September 1, 2020, four actions, including two putative class actions, have been filed in federal courts in New York and Delaware by purported Churchill stockholders in connection with the business combination: Hutchings v. Churchill Capital Corp III, et al., No. 1:20-cv-06318 (S.D.N.Y.); Kent v. Churchill Capital Corp III, et al., No. 1:20-cv-01068 (D. Del.); Feges v. Churchill Capital Corp III, et al., No. 1:20-cv-06627 (S.D.N.Y.); and Noor v. Churchill Capital Corp III, et al., No. 1:20-cv-06686 (S.D.N.Y.). On September 11, 2020, the plaintiff in the Noor action voluntarily dismissed his complaint without prejudice, and a fifth action, captioned Greenman v. Churchill Capital Corp III, et al. No. 1:20-cv-07466 (S.D.N.Y.), was filed in federal court in New York. Each of the complaints names Churchill and the members of the Churchill Board as defendants. The complaints generally allege, among other things, that the proxy statement relating to the business combination is false and misleading and/or omits material information concerning the transactions contemplated by the Merger Agreement in violation of Sections 14(a) and 20(a) of the Exchange Act and Rule 14d-9 promulgated thereunder. The Hutchings complaint and the Greenman complaint also allege breach of fiduciary duty claims against the Churchill Board in connection with the business combination. The complaints generally seek, among other things, injunctive relief and an award of attorneys' fees and expenses.